Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) customer bank	Dec. 31, 2017 USD ($) customer bank		Dec. 31, 2016 USD ($)		Jul. 31, 2016 BRL (R$)	Dec. 31, 2015 USD ($)	[1]
Disclosure of major customers [line items]
Percentage of sales designated for hedging activities	19.50%	24.60%
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	$ 75,822	$ (530)
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	(26,693)	20,758
Cash and cash equivalents	$ 273,635	$ 269,195	[1],[2]	$ 158,568	[1],[2]		$ 198,894
Number of major banks | bank	5	4
Gearing ratio	44.00%	54.00%
Nominal amount	$ 68,100	$ 63,300		$ 111,800
Derivative financial liabilities	283	552
Notional amount	$ 55,828	$ 130,069
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	40.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%
Interest rate risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage	10000.00%
Interest rate risk | Bradesco
Disclosure of major customers [line items]
Nominal amount | R$						R$ 90,000,000
Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage	1.00%
Borrowings, interest rate						2.10%
Interest rate risk | Fixed interest rate
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage		1.00%
Borrowings, interest rate						6.55%
Credit risk
Disclosure of major customers [line items]
Percentage of total cash deposited in major banks	78.00%	78.00%
Number of major banks | bank	1
Credit risk | Crops
Disclosure of major customers [line items]
Percentage of sales	87.00%	97.00%
Number of well-known customers | customer	49	111
Credit risk | Ethanol
Disclosure of major customers [line items]
Percentage of sales	100.00%	100.00%
Number of well-known customers | customer	54	7
Credit risk | Sugar
Disclosure of major customers [line items]
Percentage of sales	99.00%	87.00%
Number of well-known customers | customer	19	24
Credit risk | Crystal Sugar
Disclosure of major customers [line items]
Percentage of sales	1.00%	13.00%
Credit risk | Energy
Disclosure of major customers [line items]
Percentage of sales	97.00%	99.00%
Number of well-known customers | customer	29
Credit risk | Dairy
Disclosure of major customers [line items]
Percentage of sales	92.00%	100.00%
Number of well-known customers | customer	21	29
Currency risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk as a percentage	10.00%	10.00%
Argentine Peso | Currency risk | Forward contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 3
US Dollar | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	4,900	$ 10,500
Gain (loss) on hedge ineffectiveness recognised in profit or loss	100	100
Brazilian Reais | Euro-bob swap
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	1,600
Brazilian Reais | Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Borrowings, interest rate						6.55%
Brazilian Reais | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	57,200
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 2,000	$ 5,000

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as in Note 33.